Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8:- RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

The following related party payables are included in accounts payable and accrued expenses.

	As of December 31,
	2022	2021
Payables to related party - Officers (*)	3	22
	3	22

(*)	Relates to Chief Executive Officer’s and Chief Financial Officer’s services

B.	Transactions

	Year ended December 31,
	2022	2021
Consulting services (*)	113	120
CFO fee (**)	72	75
CTO fee	105	115
Directors’ fee	17	36
Shares based compensation (***)	2,090	-
	2,397	346

(*)	Including salary expenses to Company’s CEO and Chief Financial Officer. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.

(**)	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.

(***)	Including share based compensation expenses of $250 to Company’s CEO, $1,000 to Company’s Chief Financial Officer, $500 to Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 6d and 7k.